Document and Entity Information	May 02, 2020
Cover [Abstract]
Entity Registrant Name	SecureWorks Corp
Amendment Flag	false
Entity Central Index Key	0001468666
Document Type	8-K
Document Period End Date	May 02, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37748
Entity Tax Identification Number	27-0463349
Entity Address, Address Line One	One Concourse Parkway
Entity Address, Address Line Two	NE
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(404)
Local Phone Number	327-6339
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	SCWX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true